UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 135.0%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.4%
Accudyne Industries, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024	$162	$162,443
TransDigm, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	1,537	1,536,406
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	1,334	1,332,784
Wesco Aircraft Hardware Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	205	202,746

		$3,234,379

Automotive — 3.4%
American Axle and Manufacturing, Inc.
Term Loan, 4.37%, (USD LIBOR + 2.25%), Maturing April 6, 2024(2)	$731	$732,012
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	124	124,880
Chassix, Inc.
Term Loan, 7.91%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	348	352,168
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	193	194,322
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	245	245,940
FCA US, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	317	317,395
Federal-Mogul Holdings Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	766	768,688
Horizon Global Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021	93	91,130
L&W, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	175	176,859
Sage Automotive Interiors, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	172	173,668
Tenneco, Inc.
Term Loan, Maturing June 18, 2025(3)	825	825,252
TI Group Automotive Systems, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	239	240,172
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	412	413,718

		$4,656,204

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$592	$594,895

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Flavors Holdings, Inc.
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	$500	$412,500

		$1,007,395

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc.
Term Loan, Maturing August 15, 2025(3)	$125	$125,937
Aretec Group, Inc.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	267	268,228
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.58% PIK)), Maturing May 23, 2021	331	332,106
OZ Management L.P.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	120	120,900

		$847,171

Building and Development — 3.4%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	$593	$590,648
Beacon Roofing Supply, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	150	149,171
Core & Main L.P.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	174	174,663
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	533	536,840
DTZ U.S. Borrower, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	1,275	1,273,274
GGP, Inc.
Term Loan, Maturing August 27, 2025(3)	225	223,895
Quikrete Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	601	600,999
Realogy Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	450	452,093
Summit Materials Companies I, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	149	149,530
Werner FinCo L.P.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	348	341,540
WireCo WorldGroup, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	147	149,217

		$4,641,870

Business Equipment and Services — 11.8%
Acosta Holdco, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$745	$582,651
Adtalem Global Education, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	100	100,833
AlixPartners, LLP
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	544	545,573
ASGN Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	120	119,902
Camelot UK Holdco Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	270	270,587

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cast and Crew Payroll, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	$596	$596,744
Ceridian HCM Holding, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025	350	350,729
Change Healthcare Holdings LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	1,564	1,566,346
CPM Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022	317	319,065
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	489	309,384
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	322	322,072
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(2)	324	323,782
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)	370	0
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)	165	31,045
EIG Investors Corp.
Term Loan, 6.06%, (USD LIBOR + 3.75%), Maturing February 9, 2023(2)	802	806,132
Extreme Reach, Inc.
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	558	557,666
First Data Corporation
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022	575	574,598
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	465	467,056
Global Payments, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023	76	76,709
IG Investment Holdings, LLC
Term Loan, 5.68%, (USD LIBOR + 3.50%), Maturing May 23, 2025(2)	590	592,234
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	198	198,981
Iron Mountain, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	200	197,131
J.D. Power and Associates
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	541	545,327
Kronos Incorporated
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing November 1, 2023(2)	1,383	1,387,480
LegalZoom.com, Inc.
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.25%), Maturing November 21, 2024	174	176,183
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	221	211,483
PGX Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	255	249,657
Ping Identity Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	75	75,188
Pre-Paid Legal Services, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	94	94,490
Prime Security Services Borrower, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	616	618,568

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Red Ventures, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	$245	$248,354
Solera, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	674	674,377
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	772	775,862
Tempo Acquisition, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	198	198,718
Trans Union, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	100	100,455
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	472	472,816
TriTech Software Systems
Term Loan, Maturing August 15, 2025(3)	200	200,784
Vestcom Parent Holdings, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	123	123,279
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	228	229,670
West Corporation
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	274	272,143
Worldpay, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	449	449,561

		$16,013,615

Cable and Satellite Television — 4.8%
Charter Communications Operating, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$871	$871,985
CSC Holdings, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	648	647,030
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	299	299,001
Numericable Group S.A.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	444	423,961
Radiate Holdco, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	446	444,167
Telenet Financing USD, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	600	593,625
Unitymedia Finance, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	225	224,879
UPC Financing Partnership
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	500	498,632
Virgin Media Bristol, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,650	1,651,160
Ziggo Secured Finance Partnership
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	850	836,520

		$6,490,960

Chemicals and Plastics — 7.3%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$149	$149,090

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aruba Investments, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	$73	$73,249
Ashland, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	149	149,057
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	999	1,000,994
Emerald Performance Materials, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	120	120,693
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	150	150,844
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	74	74,486
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	76	76,105
Flint Group GmbH
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	38	35,554
Flint Group US, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	227	215,072
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	500	501,740
H.B. Fuller Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	484	484,038
Ineos US Finance, LLC
Term Loan, 4.17%, (2 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	796	796,622
Invictus US, LLC
Term Loan, 5.20%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	125	125,545
Kraton Polymers, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	220	220,800
LTI Holdings, Inc.
Term Loan, Maturing August 10, 2025(3)	100	100,208
MacDermid, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020	350	351,779
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	383	384,421
Minerals Technologies, Inc.
Term Loan, 4.39%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)	228	229,314
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	296	298,314
PQ Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	688	690,137
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(2)	431	417,678
Schenectady International Group, Inc.
Term Loan, Maturing August 10, 2025(3)	200	197,500
Spectrum Holdings III Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	136	135,818
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	197	197,428
Trinseo Materials Operating S.C.A.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024	1,046	1,046,906
Tronox Blocked Borrower, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	256	256,944

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Tronox Finance, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	$590	$592,947
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	124	124,603
Univar, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	638	640,296

		$9,838,182

Containers and Glass Products — 4.2%
Berlin Packaging, LLC
Term Loan, 5.11%, (USD LIBOR + 3.00%), Maturing November 7, 2025(2)	$50	$50,039
Berry Global, Inc.
Term Loan, 4.19%, (2 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	210	209,910
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	248	246,701
Consolidated Container Company, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	99	99,582
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	469	468,110
Term Loan, 5.75%, (6 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	350	350,656
Libbey Glass, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	280	278,428
Pelican Products, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	150	150,312
Reynolds Group Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,386	2,396,644
Ring Container Technologies Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	199	199,311
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022	699	702,583
Trident TPI Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	522	522,111

		$5,674,387

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$434	$431,742

		$431,742

Drugs — 5.9%
Albany Molecular Research, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$323	$322,603
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	825	828,805
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	719	724,987
Bausch Health Companies, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	1,521	1,527,828
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	1,163	1,171,967

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	$800	$804,465
Jaguar Holding Company II
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	1,604	1,604,388
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	641	637,007
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	200	199,518
PharMerica Corporation
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	200	201,121

		$8,022,689

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 4.21%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$477	$478,196
Charah, LLC
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	123	125,035
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	275	276,891
GFL Environmental, Inc.
Term Loan, 2.75%, Maturing May 30, 2025(6)	64	63,317
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	511	509,706
Wrangler Buyer Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	174	175,148

		$1,628,293

Electronics/Electrical — 17.4%
Almonde, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$588	$586,316
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021	77	74,979
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	546	548,946
AppLovin Corporation
Term Loan, Maturing August 15, 2025(3)	350	352,078
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	593	593,981
Avast Software B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	330	331,726
Barracuda Networks, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	349	349,998
Blackhawk Network Holdings, Inc.
Term Loan, 5.18%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	175	175,809
BMC Software Finance, Inc.
Term Loan, Maturing September 1, 2025(3)	675	676,477
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	187	187,466
CommScope, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	97	97,903

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CPI International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	$149	$149,294
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	253	254,052
DigiCert, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	224	225,871
Electro Rent Corporation
Term Loan, 7.19%, (USD LIBOR + 5.00%), Maturing January 31, 2024(2)	296	297,716
Energizer Holdings, Inc.
Term Loan, Maturing June 20, 2025(3)	125	126,172
Entegris, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	30	29,616
Epicor Software Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	547	548,205
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	149	150,178
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	124	125,720
Eze Castle Software, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020	913	916,470
Flexera Software, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	249	249,998
GlobalLogic Holdings, Inc.
Term Loan, 5.42%, (2 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	109	110,195
Term Loan, Maturing August 1, 2025(3)	16	15,742
Go Daddy Operating Company, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	1,286	1,290,311
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	358	359,886
Hyland Software, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	1,065	1,072,793
Infoblox, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	483	487,199
Infor (US), Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	1,856	1,859,061
Informatica, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	645	649,308
Lattice Semiconductor Corporation
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	464	466,395
MA FinanceCo., LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	504	500,764
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	119	117,855
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	293	288,145
Microchip Technology Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	600	599,935
MTS Systems Corporation
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	277	279,433

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	$275	$274,828
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	295	297,939
Seattle Spinco, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	802	795,904
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	50	47,918
SkillSoft Corporation
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	1,238	1,200,759
SolarWinds Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	249	249,717
Southwire Company
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025	125	125,495
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	330	330,580
SS&C Technologies, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	848	849,821
SurveyMonkey, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	347	347,791
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	215	205,852
Tibco Software, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	148	148,912
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	909	913,925
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	350	352,844
Verifone Systems, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	225	225,774
Veritas Bermuda Ltd.
Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing January 27, 2023(2)	465	441,909
Vero Parent, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024	571	572,685
Wall Street Systems Delaware, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	522	522,049
Western Digital Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	604	605,126

		$23,655,821

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$1,017	$1,017,684
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	125	125,519

		$1,143,203

Financial Intermediaries — 4.1%
Clipper Acquisitions Corp.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	$299	$299,493

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ditech Holding Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	$812	$774,921
Donnelley Financial Solutions, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	38	38,489
Focus Financial Partners, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	425	426,328
Fortress Investment Group, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	233	233,902
Franklin Square Holdings L.P.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	125	125,625
Freedom Mortgage Corporation
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	267	269,325
Greenhill & Co., Inc.
Term Loan, 5.84%, (USD LIBOR + 3.75%), Maturing October 12, 2022(2)	244	247,102
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	349	352,180
Guggenheim Partners, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,464	1,473,600
Harbourvest Partners, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	122	122,529
LPL Holdings, Inc.
Term Loan, 4.48%, (USD LIBOR + 2.25%), Maturing September 23, 2024(2)	322	322,628
Ocwen Financial Corporation
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	72	72,007
StepStone Group L.P.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	150	150,560
Virtus Investment Partners, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	169	169,800
Walker & Dunlop, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	462	465,189

		$5,543,678

Food Products — 4.1%
Alphabet Holding Company, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$571	$541,012
Badger Buyer Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	399	397,499
CHG PPC Parent, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	100	100,281
Del Monte Foods, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	648	572,072
Dole Food Company, Inc.
Term Loan, 4.83%, (USD LIBOR + 2.75%), Maturing April 6, 2024(2)	414	414,213
Hearthside Food Solutions, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025	175	173,907
High Liner Foods Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	201	189,892
HLF Financing S.a.r.l.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2025	250	251,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Jacobs Douwe Egberts International B.V.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2022	$147	$147,552
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	2,094	2,094,843
Nomad Foods Europe Midco Limited
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	299	297,381
Post Holdings, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	396	396,650

		$5,576,552

Food Service — 2.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$1,590	$1,591,231
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	224	225,185
Del Frisco’s Restaurant Group, Inc.
Term Loan, Maturing August 6, 2025(3)	150	144,750
IRB Holding Corp.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	200	200,765
KFC Holding Co.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	246	245,973
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	223	224,560
US Foods, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	199	199,529
Welbilt, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	379	381,720

		$3,213,713

Food/Drug Retailers — 1.7%
Albertsons, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	$288	$287,756
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	493	491,989
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	1,072	1,070,556
Dhanani Group, Inc.
Term Loan, 5.83%, (2 mo. USD LIBOR + 3.75%), Maturing June 27, 2025	150	149,250
Diplomat Pharmacy, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	122	122,335
Supervalu, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	47	46,911
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	78	78,184

		$2,246,981

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 6.21%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023	$245	$245,353

		$245,353

Health Care — 13.9%
ADMI Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	$400	$402,062

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Akorn, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021	$219	$212,910
Alliance Healthcare Services, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	248	248,222
Auris Luxembourg III S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	194	193,515
Avantor, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	796	805,867
Beaver-Visitec International, Inc.
Term Loan, 6.17%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023	197	197,483
BioClinica, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.25%), Maturing October 20, 2023(2)	395	375,238
Bracket Intermediate Holding Corp.
Term Loan, Maturing September 5, 2025(3)	200	199,750
BW NHHC Holdco, Inc.
Term Loan, 7.06%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	225	221,906
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	397	396,504
CHG Healthcare Services, Inc.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)	764	767,033
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	273	269,367
Concentra, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	75	75,219
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	148	148,489
CPI Holdco, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	198	198,555
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	124	125,515
DJO Finance, LLC
Term Loan, 5.46%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	534	534,000
Envision Healthcare Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	974	975,307
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	491	493,846
Gentiva Health Services, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	464	468,304
GHX Ultimate Parent Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	199	198,500
Greatbatch Ltd.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	316	317,758
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.21%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	839	843,441
Hanger, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	249	249,063
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	697	696,500
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	300	297,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	$174	$173,861
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	644	646,878
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	787	788,793
Medical Solutions, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	174	174,281
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	100	101,063
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,121	1,120,911
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	144	144,366
Navicure, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	149	149,810
New Millennium Holdco, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	96	52,562
One Call Corporation
Term Loan, 7.31%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	316	302,020
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	793	793,800
Parexel International Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,095	1,095,467
Press Ganey Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	172	172,986
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	274	275,684
R1 RCM, Inc.
Term Loan, 7.43%, (2 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	125	125,156
RadNet, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	367	369,528
Select Medical Corporation
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	395	398,124
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	195	195,812
Sound Inpatient Physicians
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	100	100,594
Surgery Center Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	248	248,164
Syneos Health, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	114	114,596
Team Health Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	494	473,794
Tecomet, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	198	198,804
U.S. Anesthesia Partners, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	297	298,456
Verscend Holding Corp.
Term Loan, Maturing August 27, 2025(3)	350	352,734

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Wink Holdco, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	$124	$124,336

		$18,904,184

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	$396	$393,904
Serta Simmons Bedding, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,059	909,639

		$1,303,543

Industrial Equipment — 5.7%
Apex Tool Group, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	$568	$569,891
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	400	400,308
Delachaux S.A.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	100	100,884
DexKo Global, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	199	199,789
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	300	301,405
DXP Enterprises, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	124	124,838
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	373	372,892
EWT Holdings III Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	886	892,045
Filtration Group Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	374	375,900
Gardner Denver, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	297	298,790
Gates Global, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	971	976,770
Hayward Industries, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	99	99,697
Milacron, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	615	614,023
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	315	315,845
Pro Mach Group, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	50	49,675
Reece Limited
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	200	200,060
Rexnord, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	872	875,391
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	249	247,661
Thermon Industries, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	90	90,171

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Titan Acquisition Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	$698	$663,120

		$7,769,155

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$533	$533,950
AmWINS Group, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	495	495,849
Asurion, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,330	1,337,722
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	466	467,974
Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	575	593,688
FrontDoor, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025	100	100,375
Hub International Limited
Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing April 25, 2025(2)	1,150	1,150,078
NFP Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	470	469,682
Sedgwick Claims Management Services, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	274	273,964
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	695	694,026

		$6,117,308

Leisure Goods/Activities/Movies — 4.6%
AMC Entertainment Holdings, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	$123	$123,382
Ancestry.com Operations, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	711	712,513
Bombardier Recreational Products, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	1,084	1,081,475
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	295	291,638
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	441	437,457
Crown Finance US, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	474	472,595
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	439	436,820
Emerald Expositions Holding, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	263	264,074
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	56	56,341
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	432	436,643
Match Group, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	131	132,235
Sabre GLBL, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	634	635,601

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SRAM, LLC
Term Loan, 4.95%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	$235	$236,288
Steinway Musical Instruments, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	200	199,999
Travel Leaders Group, LLC
Term Loan, 6.06%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	225	226,969
UFC Holdings, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	442	444,612

		$6,188,642

Lodging and Casinos — 6.1%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$292	$291,567
Boyd Gaming Corporation
Term Loan, 4.21%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	228	229,317
CityCenter Holdings, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	620	620,183
Eldorado Resorts, LLC
Term Loan, 4.41%, (USD LIBOR + 2.25%), Maturing April 17, 2024(2)	198	199,062
ESH Hospitality, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023	304	304,445
Four Seasons Hotels Limited
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	222	221,942
Golden Nugget, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	1,761	1,770,260
GVC Holdings PLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	249	250,037
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	125	125,156
Hilton Worldwide Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	958	962,018
Las Vegas Sands, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	249	249,304
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	464	464,852
Playa Resorts Holding B.V.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	842	837,110
Stars Group Holdings B.V. (The)
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	950	958,312
Tropicana Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	21	21,105
VICI Properties 1, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	525	525,656
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	300	300,844

		$8,331,170

Nonferrous Metals/Minerals — 0.9%
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$293	$292,230

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	$197	$197,355
Murray Energy Corporation
Term Loan, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	478	447,093
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(5)	238	18,325
Oxbow Carbon, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	146	147,530
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	175	178,500

		$1,281,033

Oil and Gas — 2.4%
Ameriforge Group, Inc.
Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$114	$115,335
Apergy Corporation
Term Loan, 4.63%, (2 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	75	75,391
BCP Raptor, LLC
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	173	168,399
CITGO Petroleum Corporation
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	241	241,001
Fieldwood Energy, LLC
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	695	701,445
Green Plains Renewable Energy, Inc.
Term Loan, 7.57%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	248	251,847
McDermott Technology Americas, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	299	302,928
MEG Energy Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9	9,404
PSC Industrial Holdings Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	174	174,724
Sheridan Investment Partners II L.P.
Term Loan, 5.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	9	8,482
Term Loan, 5.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	25	22,745
Term Loan, 5.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	180	163,504
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	54	48,689
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	88	79,713
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	667	601,573
Ultra Resources, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	350	315,328

		$3,280,508

Publishing — 1.7%
Ascend Learning, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$273	$272,809
Getty Images, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	810	791,172
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	323	303,656

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
LSC Communications, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	$211	$211,492
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	92	93,145
Multi Color Corporation
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	75	75,045
ProQuest, LLC
Term Loan, 5.92%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	413	415,759
Tweddle Group, Inc.
Term Loan, 10.00%, (3 mo. USD Prime + 5.00%), Maturing October 24, 2022(4)	183	86,407

		$2,249,485

Radio and Television — 3.3%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$112	$101,020
CBS Radio, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	352	349,181
Cumulus Media New Holdings, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	776	765,189
Entravision Communications Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	273	270,038
Hubbard Radio, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	143	144,057
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(5)	500	375,625
Mission Broadcasting, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	71	71,039
Nexstar Broadcasting, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	520	522,621
Univision Communications, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,914	1,842,636

		$4,441,406

Retailers (Except Food and Drug) — 4.0%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$337	$316,665
Bass Pro Group, LLC
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	298	300,616
BJ’s Wholesale Club, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	232	232,444
Coinamatic Canada, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	40	40,222
David’s Bridal, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	465	422,522
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (USD LIBOR + 3.75%), Maturing July 9, 2019(2)	515	505,121
Global Appliance, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	248	247,660
Go Wireless, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	146	141,984

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	$98	$98,262
J. Crew Group, Inc.
Term Loan, 5.21%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(4)	739	587,145
LSF9 Atlantis Holdings, LLC
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	244	235,219
Neiman Marcus Group Ltd., LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	509	474,179
Party City Holdings, Inc.
Term Loan, 5.05%, (USD LIBOR + 2.75%), Maturing August 19, 2022(2)	199	200,510
PetSmart, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	791	678,959
PFS Holding Corporation
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	519	302,514
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	120	105,000
Shutterfly, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	125	125,484
Staples, Inc.
Term Loan, 6.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	149	148,720
Vivid Seats Ltd.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	248	246,263

		$5,409,489

Steel — 1.5%
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$100	$99,858
GrafTech Finance, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	650	655,281
Neenah Foundry Company
Term Loan, 8.68%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	195	194,025
Phoenix Services International, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	175	175,581
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	957	958,137

		$2,082,882

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$100	$99,700
Hertz Corporation (The)
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	243	242,648
Kenan Advantage Group, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	27	27,061
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	89	88,987
PODS, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	149	149,415
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	383	375,101

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
XPO Logistics, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	$150	$150,610

		$1,133,522

Telecommunications — 5.0%
CenturyLink, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$1,244	$1,230,924
Colorado Buyer, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	198	198,907
Digicel International Finance Limited
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	174	165,872
Frontier Communications Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	470	455,555
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	487	498,187
Intelsat Jackson Holdings S.A.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	400	421,000
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	220	215,204
Lumentum Holdings
Term Loan, Maturing August 7, 2025(3)	125	125,547
Mitel Networks Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	94	93,901
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	469	454,991
Plantronics, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	325	325,000
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	839	840,774
Syniverse Holdings, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	224	223,147
TDC A/S
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing May 31, 2025	450	454,078
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	1,104	1,107,691

		$6,810,778

Utilities — 2.9%
Brookfield WEC Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	$525	$528,937
Calpine Construction Finance Company L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	92	92,384
Calpine Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	800	802,391
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	28	28,740
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	626	631,982
Lightstone Generation, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	23	23,109
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	362	360,929

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		$558	$477,922
Talen Energy Supply, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		198	199,232
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		172	173,020
USIC Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		300	302,127
Vistra Energy Corp.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		250	249,870

			$3,870,643

Total Senior Floating-Rate Loans (identified cost $185,714,780)			$183,285,936

Corporate Bonds & Notes — 10.3%

Security	Principal Amount* (000’s omitted)		Value
Air Transport — 0.3%
Azul Investments LLP
5.875%, 10/26/24(7)		500	$430,375

			$430,375

Banks and Thrifts — 0.8%
Australia and New Zealand Banking Group, Ltd.
3.75%, 7/25/19(8)	AUD	640	$465,479
Banco Mercantil del Norte S.A./Grand Cayman
5.75% to 10/4/26, 10/4/31(7)(9)		400	381,004
JPMorgan Chase & Co.
4.25%, 11/2/18	NZD	255	169,188

			$1,015,671

Building and Development — 0.3%
MDC Holdings, Inc.
6.00%, 1/15/43		533	$461,045

			$461,045

Chemicals — 0.4%
Cydsa SAB de CV
6.25%, 10/4/27(7)		500	$474,355

			$474,355

Computers — 0.6%
Seagate HDD Cayman
4.875%, 6/1/27		520	$488,809
5.75%, 12/1/34		426	385,127

			$873,936

Security	Principal Amount* (000’s omitted)	Value
Diversified Financial Services — 0.9%
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(7)	202	$199,475
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc.
4.15%, 1/23/30	330	301,289
Synchrony Financial
3.95%, 12/1/27	330	301,250
UniCredit SpA
5.861% to 6/19/32(7)(9)	330	289,440
Unifin Financiera SAB de CV
8.875% to 1/29/25(7)(9)(10)	200	189,002

		$1,280,456

Drugs — 0.3%
Bausch Health Companies, Inc.
6.50%, 3/15/22(7)	173	$179,487
7.00%, 3/15/24(7)	225	238,219

		$417,706

Electronics/Electrical — 0.2%
Ingram Micro, Inc.
5.45%, 12/15/24	310	$306,681

		$306,681

Food/Drug Retailers — 0.5%
ESAL GmbH
6.25%, 2/5/23(7)	685	$665,306

		$665,306

Leisure Goods/Activities/Movies — 0.5%
Mattel, Inc.
3.15%, 3/15/23	295	$259,320
6.75%, 12/31/25(7)	165	162,020
6.20%, 10/1/40	120	100,500
5.45%, 11/1/41	155	125,550

		$647,390

Nonferrous Metals/Minerals — 0.5%
First Quantum Minerals, Ltd.
6.875%, 3/1/26(7)	775	$724,625

		$724,625

Oil and Gas — 2.4%
Gran Tierra Energy International Holdings, Ltd.
6.25%, 2/15/25(7)	500	$482,500
Oceaneering International, Inc.
6.00%, 2/1/28	500	497,037
Petrobras Global Finance B.V.
5.75%, 2/1/29	280	244,020
5.625%, 5/20/43	905	720,606

Security	Principal Amount* (000’s omitted)		Value
Rowan Cos., Inc.
4.75%, 1/15/24		415	$358,975
5.40%, 12/1/42		675	480,938
YPF SA
7.00%, 12/15/47(7)		680	493,000

			$3,277,076

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/1/26		610	$506,460

			$506,460

Real Estate Investment Trusts (REITs) — 0.5%
CBL & Associates, L.P.
4.60%, 10/15/24		465	$375,153
5.95%, 12/15/26		280	228,200

			$603,353

Retailers (Except Food and Drug) — 1.3%
JC Penney Corp., Inc.
6.375%, 10/15/36		670	$321,600
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43		1,235	932,263
Signet UK Finance PLC
4.70%, 6/15/24		519	487,839

			$1,741,702

Transportation — 0.4%
JSL Europe S.A.
7.75%, 7/26/24(7)		600	$533,256

			$533,256

Total Corporate Bonds & Notes (identified cost $14,655,358)			$13,959,393

Foreign Government Bonds — 3.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Republic of Argentina
6.875%, 1/11/48	USD	115	$80,788

			$80,788

Brazil — 0.6%
Nota do Tesouro Nacional
10.00%, 1/1/25	BRL	3,525	$800,379

			$800,379

Security	Principal Amount (000’s omitted)		Value
Canada — 0.5%
Canada Housing Trust
3.80%, 6/15/21(7)	CAD	900	$719,614

			$719,614

Malaysia — 0.2%
Malaysia Government Bond
3.441%, 2/15/21	MYR	1,200	$291,489

			$291,489

Mexico — 0.7%
Mexican Bonos
7.75%, 5/29/31	MXN	19,590	$1,008,198

			$1,008,198

Supranational — 0.9%
European Investment Bank
7.20%, 7/9/19(7)	IDR	4,080,000	$273,400
International Bank for Reconstruction & Development
3.50%, 1/22/21	NZD	425	289,587
International Finance Corp.
7.80%, 6/3/19	INR	24,990	354,276
8.25%, 6/10/21	INR	18,100	260,827

			$1,178,090

Uruguay — 0.1%
Republic of Uruguay
8.50%, 3/15/28(7)	UYU	6,900	$177,832

			$177,832

Total Foreign Government Bonds (identified cost $4,545,747)			$4,256,390

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)		Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 4.10%, Maturing 9/15/47(7)(11)		$100	$88,392

Total Commercial Mortgage-Backed Securities (identified cost $90,829)			$88,392

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 0.6%
Ascent Resources-Utica, LLC/ARU Finance Corp.
6.00%, 3/1/21(7)(12)	$117	$162,101
Nabors Industries, Inc.
0.75%, 1/15/24	890	704,557

Total Convertible Bonds (identified cost $844,874)		$866,658

Common Stocks — 4.9%

Security	Shares	Value
Business Equipment and Services — 0.4%
Education Management Corp.(4)(13)(14)	2,334,705	$0
RCS Capital Corp.(13)(14)	6,066	588,402

		$588,402

Consumer Discretionary — 0.2%
Lennar Corp., Class A	4,100	$211,847

		$211,847

Diversified Financial Services — 0.2%
Medley Capital Corp.	74,500	$300,235

		$300,235

Electronics/Electrical — 0.2%
Answers Corp.(4)(13)(14)	14,876	$108,446
Intel Corp.	4,500	217,935

		$326,381

Financial Services — 0.2%
Bank of America Corp.	7,600	$235,068

		$235,068

Health Care — 0.0%(15)
New Millennium Holdco, Inc.(13)(14)	10,394	$1,304

		$1,304

Investment Companies — 2.3%
Ares Capital Corp.	59,000	$1,030,140
PennantPark Investment Corp.	72,837	566,672
Solar Capital, Ltd.	43,000	935,250
THL Credit, Inc.	67,000	572,850

		$3,104,912

Security	Shares	Value
Miscellaneous Manufacturing — 0.3%
Toshiba Corp.(13)	148,000	$441,068

		$441,068

Oil and Gas — 0.6%
AFG Holdings, Inc.(4)(13)(14)	4,525	$307,700
Fieldwood Energy, Inc.(13)(14)	2,128	113,844
Paragon Offshore Finance Company, Class A(13)(14)	404	480
Paragon Offshore Finance Company, Class B(13)(14)	202	6,868
Royal Dutch Shell PLC, Class B, ADR	5,150	347,007
Southcross Holdings Group, LLC(4)(13)(14)	15	0
Southcross Holdings L.P., Class A(13)(14)	15	3,675

		$779,574

Publishing — 0.1%
Cumulus Media, Inc., Class A(13)(14)	9,974	$208,457

		$208,457

Transportation — 0.4%
A.P. Moller - Maersk A/S, Class B	315	$488,184

		$488,184

Total Common Stocks (identified cost $7,012,052)		$6,685,432

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(4)(13)(14)	2,597	$0

		$0

Diversified Financial Services — 0.3%
AMG Capital Trust II, 5.15%	6,900	$405,614

		$405,614

Oil & Gas — 1.0%
Chesapeake Energy Corp., 5.75%	2,240	$1,375,012

		$1,375,012

Pharmaceuticals — 0.2%
Teva Pharmaceutical Industries, Ltd., 7.00%	580	$246,587

		$246,587

Total Convertible Preferred Stocks (identified cost $1,913,659)		$2,027,213

Preferred Stocks — 0.3%

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
CBL & Associates Properties, Inc., Series D, 7.375%	10,475	$191,692

		$191,692

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	9,200	$214,176

		$214,176

Total Preferred Stocks (identified cost $442,293)		$405,868

Short-Term Investments — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.14%(16)	3,923,324	$3,923,717

Total Short-Term Investments (identified cost $3,923,326)		$3,923,717

Total Investments — 158.7% (identified cost $219,142,918)		$215,498,999

Less Unfunded Loan Commitments — (0.1)%		$(63,536)

Net Investments — 158.6% (identified cost $219,079,382)		$215,435,463

Notes Payable — (42.7)%		$(58,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.0)%		$(18,961,039)

Other Assets, Less Liabilities — (1.9)%		$(2,669,173)

Net Assets Applicable to Common Shares — 100.0%		$135,805,251

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at August 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after August 31, 2018, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $6,863,403 or 5.1% of the Fund’s net assets applicable to common shares.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At August 31, 2018, the aggregate value of these securities is $465,479 or 0.3% of the Fund’s net assets applicable to common shares.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at August 31, 2018.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Amount is less than 0.05%.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2018 was $20,753.

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

The Fund did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$182,499,478		$722,922	$183,222,400
Corporate Bonds & Notes	—	13,959,393		—	13,959,393
Foreign Government Bonds	—	4,256,390		—	4,256,390
Commercial Mortgage-Backed Securities	—	88,392		—	88,392
Convertible Bonds	—	866,658		—	866,658
Common Stocks	4,625,461	1,643,825	**	416,146	6,685,432
Convertible Preferred Stocks	—	2,027,213		0	2,027,213
Preferred Stocks	405,868	—		—	405,868
Short-Term Investments	—	3,923,717		—	3,923,717
Total Investments	$5,031,329	$209,265,066		$1,139,068	$215,435,463

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018